Quarterly Holdings Report
for

Fidelity® Health Care Central Fund

June 30, 2020

HCCIP-QTLY-0820
1.851900.113

Schedule of Investments June 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
Biotechnology - 26.4%
Biotechnology - 26.4%
Acceleron Pharma, Inc. (a)	330,000	$31,439,100
ADC Therapeutics SA (a)(b)	239,396	11,206,127
Alnylam Pharmaceuticals, Inc. (a)	300,000	44,433,000
Amgen, Inc.	136,000	32,076,960
Aprea Therapeutics, Inc.	240,000	9,307,200
Arcutis Biotherapeutics, Inc. (a)	280,000	8,467,200
Argenx SE ADR (a)	240,000	54,055,200
Ascendis Pharma A/S sponsored ADR (a)	342,800	50,700,120
BeiGene Ltd. ADR (a)	90,000	16,956,000
BioNTech SE ADR (a)(b)	440,000	29,365,600
Black Diamond Therapeutics, Inc. (a)(b)	120,000	5,059,200
Blueprint Medicines Corp. (a)	160,000	12,480,000
Denali Therapeutics, Inc. (a)(b)	140,000	3,385,200
Forma Therapeutics Holdings, Inc.	96,000	4,463,040
Fusion Pharmaceuticals, Inc. (a)	25,700	448,979
G1 Therapeutics, Inc. (a)	376,820	9,141,653
Generation Bio Co.	52,800	1,108,800
Generation Bio Co.	56,105	1,060,385
Innovent Biologics, Inc. (a)(c)	2,880,000	21,366,363
Insmed, Inc. (a)	545,700	15,028,578
Intercept Pharmaceuticals, Inc. (a)	100,000	4,791,000
Kura Oncology, Inc. (a)	500,000	8,150,000
Moderna, Inc. (a)	100,000	6,421,000
Neurocrine Biosciences, Inc. (a)	380,000	46,360,000
ORIC Pharmaceuticals, Inc. (a)(b)	206,029	6,949,358
Passage Bio, Inc. (a)	182,638	4,991,497
Principia Biopharma, Inc. (a)	307,600	18,391,404
Regeneron Pharmaceuticals, Inc. (a)	260,000	162,149,000
Repare Therapeutics, Inc.	175,600	5,447,112
Revolution Medicines, Inc. (b)	500,000	15,785,000
Sage Therapeutics, Inc. (a)	45,226	1,880,497
Sarepta Therapeutics, Inc. (a)(b)	344,000	55,156,960
TG Therapeutics, Inc. (a)	640,000	12,467,200
Turning Point Therapeutics, Inc. (a)	160,000	10,334,400
uniQure B.V. (a)	160,000	7,209,600
Vertex Pharmaceuticals, Inc. (a)	256,000	74,319,360
Viela Bio, Inc.	400,000	17,328,000
Xencor, Inc. (a)	471,942	15,286,201
Zentalis Pharmaceuticals, Inc. (b)	142,400	6,838,048
Zymeworks, Inc. (a)	337,647	12,178,927
		853,983,269
Health Care Equipment & Supplies - 21.1%
Health Care Equipment - 20.1%
Atricure, Inc. (a)	370,000	16,631,500
Becton, Dickinson & Co.	614,000	146,911,780
Boston Scientific Corp. (a)	3,220,000	113,054,200
Danaher Corp.	356,022	62,955,370
DexCom, Inc. (a)	38,000	15,405,200
Insulet Corp. (a)	390,000	75,761,400
Intuitive Surgical, Inc. (a)	110,000	62,681,300
Masimo Corp. (a)	218,000	49,701,820
Nevro Corp. (a)	48,000	5,734,560
Penumbra, Inc. (a)	400,000	71,528,000
Shockwave Medical, Inc. (a)	116,515	5,519,316
Tandem Diabetes Care, Inc. (a)	250,000	24,730,000
		650,614,446
Health Care Supplies - 1.0%
Quidel Corp. (a)(b)	150,000	33,561,000

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		684,175,446

Health Care Providers & Services - 24.1%
Health Care Distributors & Services - 0.4%
EBOS Group Ltd.	841,400	11,733,267
Health Care Services - 5.4%
1Life Healthcare, Inc. (a)(b)	150,000	5,448,000
1Life Healthcare, Inc.	438,101	15,116,237
Cigna Corp.	825,000	154,811,250
		175,375,487
Managed Health Care - 18.3%
Anthem, Inc.	150,000	39,447,000
Centene Corp. (a)	1,830,000	116,296,500
Humana, Inc.	446,000	172,936,500
UnitedHealth Group, Inc.	900,000	265,455,000
		594,135,000

TOTAL HEALTH CARE PROVIDERS & SERVICES		781,243,754

Health Care Technology - 1.3%
Health Care Technology - 1.3%
Castlight Health, Inc. (a)	689,200	572,036
Castlight Health, Inc. Class B (a)	1,000,000	830,000
Inspire Medical Systems, Inc. (a)	280,000	24,365,600
Veeva Systems, Inc. Class A (a)	75,600	17,722,152
		43,489,788
Life Sciences Tools & Services - 2.8%
Life Sciences Tools & Services - 2.8%
10X Genomics, Inc. (a)(b)	178,400	15,932,904
Bruker Corp.	860,000	34,984,800
Lonza Group AG	75,000	39,727,330
		90,645,034
Pharmaceuticals - 22.5%
Pharmaceuticals - 22.5%
Arvinas Holding Co. LLC (a)	250,000	8,385,000
AstraZeneca PLC (United Kingdom)	1,560,000	162,356,047
Eli Lilly & Co.	930,000	152,687,400
MyoKardia, Inc. (a)	280,000	27,053,600
Nektar Therapeutics (a)(b)	800,000	18,528,000
Pliant Therapeutics, Inc.	340,000	11,036,400
Roche Holding AG (participation certificate)	580,000	200,940,732
Royalty Pharma PLC	290,000	14,079,500
Royalty Pharma PLC (d)	418,450	16,658,913
Sanofi SA	1,000,000	101,984,691
Theravance Biopharma, Inc. (a)(b)	508,370	10,670,686
Vaxcyte, Inc.	77,000	2,433,970
		726,814,939
Professional Services - 0.4%
Research & Consulting Services - 0.4%
Clarivate Analytics PLC (a)	500,000	11,165,000
Software - 0.0%
Application Software - 0.0%
Outset Medical, Inc. (a)(d)(e)	272,038	788,910
TOTAL COMMON STOCKS
(Cost $2,135,982,606)		3,192,306,140

Convertible Preferred Stocks - 0.7%
Biotechnology - 0.2%
Biotechnology - 0.2%
Poseida Therapeutics, Inc. (d)(e)	644,190	7,040,997
Pharmaceuticals - 0.4%
Pharmaceuticals - 0.4%
Harmony Biosciences II, Inc.:
Series A (a)(d)(e)	3,606,378	8,727,435
Series C (d)(e)	1,486,194	3,596,589
		12,324,024
Software - 0.1%
Application Software - 0.1%
Outset Medical, Inc.:
Series C(a)(d)(e)	997,101	2,891,593
Series D (a)(d)(e)	482,315	1,847,266
		4,738,859
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $17,049,613)		24,103,880

Money Market Funds - 4.9%
Fidelity Cash Central Fund 0.12% (f)	10,962,589	10,964,781
Fidelity Securities Lending Cash Central Fund 0.12% (f)(g)	146,846,148	146,860,833
TOTAL MONEY MARKET FUNDS
(Cost $157,825,614)		157,825,614
TOTAL INVESTMENT IN SECURITIES - 104.2%
(Cost $2,310,857,833)		3,374,235,634
NET OTHER ASSETS (LIABILITIES) - (4.2)%		(136,246,470)
NET ASSETS - 100%		$3,237,989,164

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $21,366,363 or 0.7% of net assets.

 (d) Level 3 security

 (e) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $24,892,790 or 0.8% of net assets.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Harmony Biosciences II, Inc. Series A	9/22/17	$3,606,378
Harmony Biosciences II, Inc. Series C	8/9/19	$2,912,940
Outset Medical, Inc.	4/19/17 - 8/20/18	$594,688
Outset Medical, Inc. Series C	4/19/17	$2,095,408
Outset Medical, Inc. Series D	8/20/18	$1,393,890
Poseida Therapeutics, Inc.	6/24/20	$7,040,997

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$341,080
Fidelity Securities Lending Cash Central Fund	707,819
Total	$1,048,899

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.  Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security’s underlying assets and liabilities.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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